Investment in Associated Companies	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Investment in Associated Companies
Note 9 – Investment in Associated Companies

A.	Condensed information regarding significant associated companies

1.	Condensed financial information with respect to the statement of financial position

			CPV		CPV		CPV		CPV		CPV		CPV
	ZIM		Fairview		Maryland		Shore		Towantic		Valley		Three Rivers
	As at December 31,
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	$ Thousands
Principal place of business	International		US		US		US		US		US		US
Proportion of ownership interest	21%	26%	25%	25%	25%	25%	37.5%	37.5%	26%	26%	50%	50%	10%	10%

Current assets	4,271,600	5,084,865	98,942	107,380	73,985	26,649	92,808	45,538	86,698	38,558	59,191	35,783	32,626	2,997
Non-current assets	7,353,700	4,756,973	938,869	986,321	654,720	669,668	983,576	1,039,153	936,268	952,997	678,540	705,501	1,338,392	949,385
Current liabilities	(2,662,200)	(2,756,595)	(166,468)	(136,136)	(73,883)	(37,067)	(53,619)	(7,904)	(133,746)	(124,247)	(542,176)	(85,176)	(47,939)	(20,921)
Non-current liabilities	(3,067,200)	(2,485,714)	(400,309)	(591,169)	(320,518)	(356,838)	(649,860)	(727,037)	(490,610)	(538,750)	(6,450)	(537,310)	(820,943)	(708,402)
Total net assets	5,895,900	4,599,529	471,034	366,396	334,304	302,412	372,905	349,750	398,610	328,558	189,105	118,798	502,136	223,059

Group's share of net assets	1,217,797	1,182,810	117,759	91,599	83,576	75,603	139,951	131,261	103,639	85,425	94,553	59,399	60,609	56,021
Adjustments:
Excess cost	138,071	171,402	80,414	81,678	(14,396)	(14,854)	(52,777)	(56,330)	26,615	26,799	(806)	(1,223)	8,379	8,379
Total impairment loss	(928,809)	-	-	-	-	-	-	-	-	-	-	-	-	-

Book value of investment	427,059	1,354,212	198,173	173,277	69,180	60,749	87,174	74,931	130,254	112,224	93,747	58,176	68,988	64,400

Investments in associated companies	427,059	1,354,212	198,173	173,277	69,180	60,749	87,174	74,931	130,254	112,224	93,747	58,176	68,988	64,400

As at December 31, 2022, the Group also has interests in a number of individually immaterial associates.

2.	Condensed financial information with respect to results of operations

				CPV		CPV		CPV		CPV		CPV		CPV
	ZIM			Fairview		Maryland		Shore		Towantic		Valley		Three Rivers		Qoros**
	For the year ended December 31,
	2022	2021	2020	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2020***
	$ Thousands

Revenue	12,561,600	10,728,698	3,991,696	373,967	199,030	243,710	170,292	261,386	189,985	494,665	258,292	405,548	139,473	(2,722)	174	23,852

Income / loss*	4,619,400	4,640,305	517,961	98,907	9,666	33,249	5,420	6,853	16,247	47,436	18,520	69,138	(58,793)	(7,934)	(9,281)	(52,089)

Other comprehensive income *	(41,200)	(3,462)	5,854	15,730	11,192	6,419	10,983	16,301	7,779	22,616	11,140	1,178	3,710	53,814	19,361	(3)

Total comprehensive income	4,578,200	4,636,843	523,815	114,637	20,858	39,668	16,403	23,154	24,026	70,052	29,660	70,316	(55,083)	45,880	10,080	(52,092)

Kenon’s share of comprehensive income	1,023,567	1,258,913	167,621	28,659	5,214	9,917	4,101	8,690	9,017	18,214	7,711	35,158	(27,542)	4,588	1,008	(6,251)

Adjustments	558	1,116	1,394	(1,267)	(1,249)	458	2,354	3,554	3,644	(184)	50	413	681	-	-	3

Kenon’s share of comprehensive income presented in the books	1,024,125	1,260,029	169,015	27,392	3,965	10,375	6,455	12,244	12,661	18,030	7,761	35,571	(26,861)	4,588	1,008	(6,248)

*	Excludes portion attributable to non-controlling interest.
**
The depreciation and amortization, interest income, interest expense and income tax expenses recorded by Qoros during 2020 were approximately $13 million, $1 million, $18 million and $nil thousand respectively.

***
The 2020 equity accounted results reflect Kenon’s share of losses in Qoros until the completion date of the sale, i.e. April 29, 2020. Subsequent to that, Qoros was reclassified as to Long-term investment (Qoros). Refer to Note 10 for further details.

B.	Additional information

a.	ZIM

1.	Financial position

As of December 31, 2022, ZIM’s total equity amounted to $5.9 billion (2021: $4.6 billion) and its working capital amounted to $1.6 billion (2021: $2.3 billion). During the year ended December 31, 2022, ZIM recorded operating profit of $6.1 billion (2021: $5.8 billion; 2020: $722 million) and net profit of $4.6 billion (2021: 4.6 billion; 2020: $524 million).

		For the year ended
		December 31
		2022	2021	2020
	Note	$ Thousands	$ Thousands	$ Thousands
Gain on dilution from ZIM IPO	9.B.a.2	-	9,724	-
Loss on dilution from ZIM options exercised	9.B.a.3	(3,475)	(39,438)	-
Gain on sale of ZIM shares	9.B.a.4	204,634	29,510	-
(Impairment)/write back of ZIM investment	9.B.a.5	(928,809)	-	43,505
		(727,650)	(204)	43,505

2.	Initial public offering

In February 2021, ZIM completed its initial public offering (“IPO”) of 15,000,000 ordinary shares (including shares issued upon the exercise of the underwriters’ option), for gross consideration of $225 million (before deducting underwriting discounts and commissions or other offering expenses). ZIM’s ordinary shares began trading on the NYSE on January 28, 2021.

Prior to the IPO, ZIM obtained waivers from its notes holders, subject to the completion of ZIM’s IPO, by which certain requirements and limitations in respect of repurchase of debt, incurrences of debt, vessel financing, reporting requirements and dividend distributions, were relieved or removed.

As a result of the IPO, Kenon’s interest in ZIM was diluted from 32% to 28%. Following the IPO, Kenon recognized a gain on dilution of $10 million in its consolidated financial statements in 2021.

3.	Exercise of ZIM options

In 2022, ZIM issued approximately 407 thousand (2021: 5.2 million) shares as a result of options being exercised. As a result of the issuance, Kenon recognized a loss on dilution of approximately $3 million (2021: $39 million) in its consolidated financial statements.

4.	Sales of ZIM shares

Between September and November 2021, Kenon sold approximately 1.2 million ZIM shares at an average price of $58 per share for a total consideration of approximately $67 million. As a result, Kenon recognized a gain on sale of approximately $30 million in its consolidated financial statements. As at December 31, 2021, as a result of the sales of ZIM shares and the issuance of new shares described in Note 9.B.a.3, Kenon’s interest in ZIM reduced from 28% to 26%.

In March 2022, Kenon sold approximately 6 million ZIM shares at an average price of $77 per share for total consideration of approximately $463 million. As a result of the sale, Kenon recognized a gain on sale of approximately $205 million in its consolidated financial statements. As at December 31, 2022, as a result of the sales of ZIM shares and the issuance of new shares described in Note 9.B.a.3, Kenon’s interest in ZIM reduced from 26% to 21%.

5.	Impairment assessment

For the purposes of Kenon’s impairment assessment of its investment, ZIM is considered one CGU, which consists of all of ZIM’s operating assets. The recoverable amount is based on the higher of the value-in-use and the fair value less cost of disposal (“FVLCOD”).

Year Ended December 31, 2022

Kenon identified indicators of impairment in accordance with IAS 28 as a result of a significant decrease in ZIM’s market capitalization towards the end of 2022. Therefore, the carrying value of Kenon’s investment in ZIM was tested for impairment in accordance with IAS 36.

Kenon assessed the fair value of ZIM to be its market value as at December 31, 2022 and also assessed that, based solely on publicly available information within the current volatile shipping industry, no reasonable VIU calculation could be performed. As a result, Kenon concluded that the recoverable amount of its investment in ZIM is the market value. ZIM is accounted for as an individual share making up the investment and therefore no premium is added to the fair value of ZIM. Kenon measures the recoverable amount based on FVLCOD, measured at Level 1 fair value measurement under IFRS 13.

Given that market value is below carrying value Kenon recognized an impairment of $929 million.

Year Ended December 31, 2021

Kenon did not identify any objective evidence that its net investment in ZIM was impaired as at 31 December 31, 2021 and therefore, in accordance with IAS 28, no assessment of the recoverable amount of ZIM was performed.

Year Ended December 31, 2020

Due to an improvement in ZIM’s financial performance in 2020, Kenon, independently from ZIM, appointed a third-party to perform a valuation of its 32% equity investment in ZIM in accordance with IAS 28 and IAS 36. For the year ended December 31, 2020, Kenon concluded that the carrying amount of the investment in ZIM is lower than the recoverable amount, and therefore, a $44 million reversal of previously recorded impairment was recognized.

The valuation was based on publicly available information and earnings of ZIM over the 12-month period to December 31, 2020.

The independent valuer arrived at a range of equity for ZIM between $430 million and $585 million after adjustments for net debt. The fair value measurement was categorized as a Level 3 fair value based on the inputs in the valuation technique used.

C.	OPC’s associated companies

			Ownership interest as at December 31
	Note	Main location of company's activities	2022	2021
CPV, Three Rivers, LLC	9.C.1	Illinois	10%	10%
CPV Fairview, LLC	9.C.2	Pennsylvania	25%	25%
CPV Maryland, LLC	9.C.3	Maryland	25%	25%
CPV Shore Holdings, LLC	9.C.4	New Jersey	38%	38%
CPV Towantic, LLC	9.C.5	Connecticut	26%	26%
CPV Valley Holdings, LLC	9.C.6	New York	50%	50%

1.	CPV Three Rivers, LLC (“CPV Three Rivers”)

CPV Three Rivers is a project under construction in Illinois, United States. The commercial operation date is expected to be in Q2 2023.

In respect of an interest of 17.5% in the rights to the Three Rivers construction project (the “Construction Project”), a Sellers’ Loan in the amount of $95 million (the “Sellers’ Loan”) was provided to the CPV Group. The Seller’s Loan was granted for a period of up to two years from the Transaction Completion Date, bore interest at an annual rate of 4.5%, to be paid quarterly and was secured by a lien on shares of the holding company that owns the rights in the project under construction and rights pursuant to the management agreement of the project under construction.

On February 3, 2021, the transaction for sale of 7.5% of the rights in the Construction Project was completed for a consideration of approximately $41 million which was served for repayment as part of the Sellers’ Loan. No gain or loss was recognized on the sale. The remaining 10% equity interest continued to be subject to the Sellers’ Loan of approximately $55 million, which was repaid in October 2021.

2.	CPV Fairview, LLC (“CPV Fairview”)

CPV Fairview is a power plant in Pennsylvania, United States using natural gas and combined cycle technology whose commercial operations started in 2019.

3.	CPV Maryland, LLC (“CPV Maryland”)

CPV Maryland is a power plant in Maryland, United States using natural gas and combined cycle technology whose commercial operations started in 2017.

4.	CPV Shore Holdings, LLC (“CPV Shore”)

CPV Shore is a power plant in New Jersey, United States using natural gas and combined cycle technology whose commercial operations started in 2016.

5.	CPV Towantic, LLC (“CPV Towantic”)

CPV Towantic is a power plant in Connecticut, United States using natural gas/dual-fuel and combined cycle technology whose commercial operations started in 2018.

6.	CPV Valley Holdings, LLC (“CPV Valley”)

CPV Valley is a power plant in New York, United States using natural gas/dual-fuel and combined cycle technology whose commercial operations started in 2018.

CPV Valley’s financial statements as at December 31, 2022 included a disclosure of circumstances related to CPV Valley's ability to repay its liabilities under its credit agreement of over $400 million at the repayment date of the liabilities, i.e. June 30, 2023. CPV Valley's management is negotiating with its financing entities in an effort to defer or refinance its liabilities under the credit agreement. As of the approval date of the consolidated financial statements, CPV Valley is not expected to be able to repay its liabilities under the credit agreement using its cash flows from operating activities. However, CPV Valley management believes that it will be able to defer or refinance its credit agreement by June 30, 2023. As at December 31, 2022, there is no impact to the consolidated financial statements.